Interests in associates and joint ventures	6 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
Interests in associates and joint ventures

10	Interests in associates and joint ventures
At 30 June 2024, the carrying amount of HSBC’s interests in associates and joint ventures was $28,465m (31 December 2023: $27,344m).

Principal associates of HSBC
	At 30 Jun 2024		At 31 Dec 2023
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	22,126	11,096	21,210	8,812
Saudi Awwal Bank	4,823	6,469	4,659	6,438
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Share of profit in associates and joint ventures
	Half year to
	30 Jun 2024	30 Jun 2023
	$m	$m
Bank of Communications Co., Limited	1,257	1,317
Saudi Awwal Bank	317	272
Other associates and joint ventures	52	(6)
Share of profit in associates and joint ventures	1,626	1,583
Bank of Communications Co., Limited
The Group maintains a 19.03% interest in Bank of Communications Co., Limited (‘BoCom’). The Group’s investment in BoCom is classified as an associate. Significant influence in BoCom was established with consideration of all relevant factors, including representation on BoCom’s
Board of Directors and participation in a resource and experience sharing agreement (‘RES’). Under the RES, HSBC staff have been seconded to assist in the maintenance of BoCom’s financial and operating policies. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28 ‘Investments in Associates and Joint Ventures’, whereby the investment is initially recognised at cost and adjusted thereafter for the post-acquisition change in the Group’s share of associate’s net assets. An impairment test is required if there is any indication of impairment.
The fair value of the Group’s investment in BoCom is below its carrying amount. At 31 December 2023, the Group performed an impairment test on the carrying amount, which resulted in an impairment of $3.0bn, as the recoverable amount as determined by a value in use (’VIU’)
calculation was lower than the carrying value.
The VIU may increase or decrease depending on the effect of changes to model inputs. The main model inputs are described below and are based on factors observed at period-end. The factors that could result in increases or reductions in the VIU include changes in BoCom’s short-
term performance, a change in regulatory capital requirements or revisions to the forecast of BoCom’s future profitability.
If the Group did not have significant influence in BoCom, the investment would be carried at fair value rather than the current carrying value.
Impairment testing
At 30 June 2024, the carrying amount of the investment was $22.1bn (31 December 2023: $21.2bn) with fair value of $11.1bn (31 December
2023: $8.8bn). The Group has concluded there is no indication of further significant impairment (or indication that an impairment may no longer exist or may have decreased significantly) since 31 December 2023. As part of this assessment the Group updated the VIU calculation, which supported the case that there was no significant change to the 31 December 2023 impairment position. As a result, no additional impairment to the carrying amount (or reversal of impairment) was made at 30 June 2024.
Basis of recoverable amount
The updated assessment was performed by comparing the recoverable amount of BoCom, determined by a VIU calculation, with its carrying value. The VIU calculation uses discounted cash flow projections based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36 ’Impairment of Assets’. Significant management judgement is required in arriving at the best estimate.
There are two main components to the VIU calculation. The first component is management’s best estimate of BoCom’s earnings. Forecast earnings growth over the short to medium term continues to be lower than recent (within the last five years) actual growth, and reflects the impact of recent macroeconomic, policy and industry factors in mainland China. As a result of management’s intent to continue to retain its investment for the long term, earnings beyond the short to medium term are extrapolated into perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. The second component is the capital maintenance charge (‘CMC’), which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet capital requirements over the forecast period, meaning that CMC is deducted when arriving at management’s estimate of future earnings available to ordinary shareholders. The CMC reflects the revised capital requirements arising from revisions of the ratio of risk-weighted assets to total assets assumption. The principal inputs to the
CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets and the expected capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other qualitative factors, to ensure that the inputs to the VIU calculation remain appropriate.
Key assumptions in value-in-use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
–Long-term profit growth rate: 3.00% (31 December 2023: 3.00%) for periods after 2027, which does not exceed forecast GDP growth in mainland China and is similar to forecasts by external analysts.
–Long-term asset growth rate: 3.25% (31 December 2023: 3.00%) for periods after 2027, which is the rate that assets are expected to grow to achieve long-term profit growth of 3.00%. The increase of long-term asset growth rate was supported by historical data, which is expected to continue.
–Discount rate: 8.53% (31 December 2023: 9.00%), which is based on a capital asset pricing model (‘CAPM’), using market data. The discount rate used is within the range of 7.7% to 9.4% (31 December 2023: 7.9% to 9.7%) indicated by the CAPM, and decreased as a consequence of a market-driven reduction in the risk-free rate and beta.
–Expected credit losses (‘ECL’) as a percentage of loans and advances to customers: ranges from 0.78% to 0.97% (31 December 2023:
0.80% to 0.97%) in the short to medium term, reflecting reported credit experience in mainland China. For periods after 2027, the ratio is
0.97% (31 December 2023: 0.97%), which is higher than BoCom’s average ECL as a percentage of loans and advances to customers in recent years prior to the pandemic.
–Risk-weighted assets as a percentage of total assets: ranges from 62.0% to 62.5% (31 December 2023: 62.0% to 63.7%) in the short to medium term, reflecting higher risk-weights in the short term followed by an expected reversion to recent historical levels. For periods after
2027, the ratio is 62.0% (31 December 2023: 62.0%), which is similar to BoCom’s actual results in recent years.
–Loans and advances to customers growth rate: ranges from 9.0% to 10.0% (31 December 2023: 9.0% to 10.0%) in the short to medium term, which is similar to BoCom’s actual results in recent years. Increases in the forecast growth rate of loans and advances to customers results in higher forecast ECL.
–Operating income growth rate: ranges from -0.4% to 9.3% (31 December 2023: -0.4% to 9.7%) in the short to medium term, which is similar to BoCom’s actual results in recent years, and is impacted by projections of net interest income in the short term as a consequence of recent macroeconomic, policy and industry factors in mainland China.
–Cost-income ratio: ranges from 35.5% to 39.8% (31 December 2023: 35.5% to 39.8%) in the short to medium term. These ratios are similar to BoCom’s actual results in recent years and forecasts disclosed by external analysts.
–Effective tax rate (‘ETR’): ranges from 6.3% to 15.0% (31 December 2023: 5.3% to 15.0%) in the short to medium term, reflecting BoCom’s actual results and an expected increase towards the long-term assumption through the forecast period. For periods after 2027, the rate is
15.0% (31 December 2023: 15.0%), which is higher than the recent historical average, and aligned to the minimum tax rate as proposed by the OECD/Group of 20 (‘G20’) Inclusive Framework on Base Erosion and Profit Shifting.
–Capital requirements: capital adequacy ratio of 12.5% (31 December 2023: 12.5%) and tier 1 capital adequacy ratio of 9.5% (31 December
2023: 9.5%), based on BoCom’s capital risk appetite and capital requirements respectively.
The VIU is highly sensitive to the assumptions above. To indicate the scale of that sensitivity, we also disclose the reasonably possible range of
VIU-based changes to these assumptions. This is based on impacts arising from the favourable/unfavourable change in the earnings in the short to medium term, the long-term expected credit losses as a percentage of loans and advances to customers, and a 50bps increase/decrease in the discount rate. At 30 June 2024, we estimate that the reasonably possible range of VIU is $14.1bn to $31.1bn (31 December 2023: $13.1bn
to $28.8bn), acknowledging that the fair value of the Group’s investment has ranged from $6.8bn to $11.1bn over the last five years as at the date of the impairment test. All other long-term assumptions, and the basis of the CMC, have been kept unchanged when determining the reasonable possible range of the VIU.
Saudi Awwal Bank
The Group’s investment in Saudi Awwal Bank (‘SAB’) is classified as an associate. HSBC is the largest shareholder in SAB with a shareholding of 31%. Significant influence in SAB is established via representation on the Board of Directors. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, as described previously for BoCom.
Impairment testing
There were no indicators of impairment at 30 June 2024. The fair value of the Group’s investment in SAB of $6.5bn was above the carrying amount of $4.8bn.